CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash	$ 188,644	$ 146,405	$ 259,449
Accounts receivable, net	1,394,116	737,954	689,484
Inventory	2,063,688	1,181,680	718,108
Prepaid expenses and other current assets	1,094,876	110,601	8,054
Total Current Assets	4,741,324	2,176,640	1,675,095
Furniture and Equipment, net	29,859	18,861	30,038
Intangible Assets, net	655,467	730,916	731,250
Other Assets	18,538	17,443	8,040
TOTAL ASSETS	5,445,188	2,943,860	2,444,423
Current Liabilities
Accounts payable and accrued expenses	691,783	604,311	1,061,422
Other current liabilities	106,096	21,162	13,394
TOTAL LIABILITIES	797,879	625,473	1,074,816
COMMITMENTS AND CONTINGENCIES
Equity
Preferred stock, $0.001 par value, 30 million shares authorized: 10 million shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009, respectively	10,000	10,000	10,000
Common stock, $0.001 par value, 300 million shares authorized: 101,939,679, 94,961,001 and 89,986,001 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009, respectively	99,924	94,961	89,986
Additional paid-in-capital	5,853,710	2,824,459	1,660,841
Stock subscription	(106,800)	(70,000)
Accumulated deficit	(1,194,493)	(528,293)	(391,220)
Total Shareholders' Equity	4,662,341	2,331,127	1,369,607
Non-Controlling Interest	(15,032)	(12,740)
Total Equity	4,647,309	2,318,387	1,369,607
TOTAL LIABILITIES AND EQUITY	$ 5,445,188	$ 2,943,860	$ 2,444,423